Form N-1A Cover	Dec. 03, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	DRIEHAUS MUTUAL FUNDS
Entity Central Index Key	0001016073
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 03, 2025
Prospectus Date	Apr. 30, 2025